Agreements and Related Party Transactions - Narrative (Details)				3 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Apr. 28, 2023	Apr. 27, 2023 $ / shares shares	Sep. 30, 2023 USD ($) item	Sep. 30, 2023 USD ($) item
Related Party Transaction [Line Items]
Base management fee					$ 2,049,000
Incentive fee					2,374,000
Due to affiliate	$ 1,580,000
Expenses paid					1,257,000
Revolving Credit Facility
Related Party Transaction [Line Items]
Maximum borrowing capacity	$ 250,000,000
Common Class F | Private Stock Offering
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares			2,000
Related Party | Revolving Credit Facility
Related Party Transaction [Line Items]
Maximum borrowing capacity				$ 50,000,000	50,000,000
Affiliated Entity | Common Class F | Private Stock Offering
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares	26,010,927.600		2,000
Price per share sold (in dollars per share) | $ / shares	$ 25.00		$ 25.00
Investment, Advisor
Related Party Transaction [Line Items]
Due to affiliate				3,639,000	3,639,000
Investment Advisory Agreement
Related Party Transaction [Line Items]
Initial term		2 years
Written notice for termination		60 days
Investment Advisory Agreement | Related Party
Related Party Transaction [Line Items]
Management and service fees, base rate		1.25%
Base management fee				2,049,000
Investment Advisory Agreement - Incentive Rate, Quarterly Hurdle Rate | Related Party
Related Party Transaction [Line Items]
Management and service fees, incentive rate		1.25%
Investment Advisory Agreement - Incentive Rate, Annualized Hurdle Rate | Related Party
Related Party Transaction [Line Items]
Management and service fees, incentive rate		5.00%
Investment Advisory Agreement - Incentive Rate, Pre-Incentive Fee Net Investment Income Below Catch-Up | Related Party
Related Party Transaction [Line Items]
Management and service fees, incentive rate		100.00%
Investment Advisory Agreement - Incentive Rate, Quarterly Catch-Up Threshold | Related Party
Related Party Transaction [Line Items]
Management and service fees, incentive rate		1.43%
Investment Advisory Agreement - Incentive Rate, Annualized Catch-Up Threshold | Related Party
Related Party Transaction [Line Items]
Management and service fees, incentive rate		5.72%
Investment Advisory Agreement - Incentive Rate, Pre-Incentive Fee Net Investment Income Exceeds Catch-Up Threshold | Related Party
Related Party Transaction [Line Items]
Management and service fees, incentive rate		12.50%
Investment Advisory Agreement - Incentive Rate, Post Hurdle Rate and Catch-Up | Related Party
Related Party Transaction [Line Items]
Management and service fees, incentive rate		12.50%
Investment Advisory Agreement - Income Incentive Fee | Related Party
Related Party Transaction [Line Items]
Income incentive fee waived				340,000
Incentive fee expense, income based				2,034,000
Investment company management fee expense after reduction of fee waiver				2,374,000
Investment Advisory Agreement - Incentive Rate, Realized Capital Gains | Related Party
Related Party Transaction [Line Items]
Management and service fees, incentive rate		12.50%
Investment Advisory Agreement, Capital Gain Incentive Fee Base | Related Party
Related Party Transaction [Line Items]
Incentive fee				0
Administration Agreement | Related Party
Related Party Transaction [Line Items]
Accounts payable and other accrued liabilities				$ 212,000	$ 212,000
Managing Dealer Agreement
Related Party Transaction [Line Items]
Written notice for termination				60 days	60 days
Managing Dealer Agreement | Class S Shares
Related Party Transaction [Line Items]
Shareholder servicing and distribution fees, percentage					0.85
Managing Dealer Agreement | Class D Shares
Related Party Transaction [Line Items]
Shareholder servicing and distribution fees, percentage					0.25
Distribution and Servicing Plan | Related Party
Related Party Transaction [Line Items]
Distribution and shareholder servicing fees				$ 0
Expense Support and Conditional Reimbursement Agreement
Related Party Transaction [Line Items]
Expense payment period				45 days	45 days
Excess operating funds payment period				3 years	3 years
Escrow Agreement | Related Party
Related Party Transaction [Line Items]
Minimum number of investors | item				100	100
Reimbursement Payments to Investment Adviser | Investment, Advisor
Related Party Transaction [Line Items]
Reimbursement payments				$ 3,410,000
Expenses paid				$ 1,257,000